Net Interest Income - Summary of Net Interest Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income:
ESS purchased from PFSI, at fair value	$ 222,122	$ 201,345	$ 172,348
Interest expense:
Total interest expense	92,838	79,869	58,304
Notes payable	12,892	6,826
Interest expense, total	149,768	124,708	85,589
Net interest income	72,354	76,637	86,759
PennyMac Financial Services, Inc. [Member]
Interest income:
ESS purchased from PFSI, at fair value	22,601	25,365	13,292
Interest expense:
Notes payable	7,830	3,343	0
Interest expense, total	7,830	3,343	0
Nonaffiliates [Member]
Interest income:
Short-term investments	923	815	604
Mortgage-backed securities	14,663	10,267	8,226
Mortgage loans acquired for sale at fair value	54,750	48,281	23,974
Distressed	107,044	96,536	100,340
Under forward purchase agreements	0	0	3,584
Placement fees relating to custodial funds	4,058	0	0
Deposits securing CRT Agreements	930	0	0
Other	111	178	48
ESS purchased from PFSI, at fair value	199,521	175,980	159,056
Interest expense:
Total interest expense	92,838	79,869	58,304
Mortgage loan participation and sale agreements	1,376	1,001	912
Notes payable	12,892	6,826	0
Exchangeable Notes	14,473	14,413	14,358
Asset-backed financings of VIEs at fair value	12,091	13,754	6,490
FHLB advances	122	275	0
Borrowings under forward purchase agreements	0	0	2,363
Interest shortfall on repayments of mortgage loans serviced for Agency securitizations	6,812	4,207	2,004
Placement fees on mortgage loan impound deposits	1,334	1,020	1,158
Interest expense, total	141,938	121,365	85,589
Nonaffiliates [Member] | Variable Interest Entities [Member]
Interest income:
Mortgage loans at fair value	$ 17,042	$ 19,903	$ 22,280